Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Components of prepaid expenses and other current assets
The components of prepaid expenses and other current assets at December 31, 2024 and December 31, 2023 are as follows:

	2024	2023

Prepaid insurance	$8,581	$6,780
Prepaid overhead expenses (rent, software
maintenance dues and subscriptions)	3,511	7,549
Prepaid licenses and permits	987	1,331
Prepaid highway use tax	221	208
Prepayments to creditors	681	—
Other	327	326
Total prepaid expenses and other current assets	$14,308	$16,194